Intangible Assets - Summary of Carrying Value of Goodwill and the Key Assumptions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	£ 7,945	£ 8,034
Exchange differences	63	(100)
Acquisitions and disposals	(2)	11
Ending balance	8,006	7,945
BT Consumer [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,183	1,183
Ending balance	1,183	1,183
Legacy EE [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	2,768	2,768
Ending balance	2,768	2,768
Enterprise [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Exchange differences	5
Ending balance	3,509
Transfer	3,504
Global Services [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	490	571
Exchange differences	58	(92)
Acquisitions and disposals	(2)	11
Ending balance	546	490
Business and Public Sector [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	2,562	2,570
Exchange differences		(8)
Ending balance		2,562
Transfer	(2,562)
Wholesale and Ventures [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	942	942
Ending balance		£ 942
Transfer	£ (942)